Investment Portfolioas of July 31, 2024 (Unaudited)
DWS Global High Income Fund
		Principal Amount ($)(a)	Value ($)

Corporate Bonds 95.5%
Communication Services 14.5%
Altice Financing SA:
REG S, 2.25%, 1/15/2025	EUR	310,000	327,966
144A, 5.0%, 1/15/2028		300,000	239,563
144A, 5.75%, 8/15/2029		950,000	721,018
Altice France SA:
144A, 3.375%, 1/15/2028	EUR	1,000,000	764,610
144A, 5.125%, 1/15/2029		954,000	662,386
144A, 5.5%, 1/15/2028		595,000	435,601
144A, 8.125%, 2/1/2027		475,000	384,153
Cablevision Lightpath LLC, 144A, 5.625%, 9/15/2028		335,000	284,386
CCO Holdings LLC:
144A, 4.75%, 3/1/2030		650,000	581,915
144A, 5.0%, 2/1/2028		3,300,000	3,141,672
144A, 5.375%, 6/1/2029		2,055,000	1,921,136
144A, 6.375%, 9/1/2029		970,000	944,454
Clear Channel Outdoor Holdings, Inc.:
144A, 7.5%, 6/1/2029 (b)		290,000	249,014
144A, 7.75%, 4/15/2028		620,000	547,573
CommScope Technologies LLC, 144A, 6.0%, 6/15/2025		1,005,000	943,444
CSC Holdings LLC:
144A, 4.125%, 12/1/2030		2,560,000	1,772,439
144A, 5.0%, 11/15/2031 (b)		1,570,000	629,384
DirecTV Financing LLC:
144A, 5.875%, 8/15/2027		542,000	521,920
144A, 8.875%, 2/1/2030		270,000	270,379
DISH DBS Corp., 144A, 5.75%, 12/1/2028		1,365,000	1,001,941
Frontier Communications Holdings LLC:
144A, 5.0%, 5/1/2028		1,145,000	1,102,705
5.875%, 11/1/2029 (b)		1,005,000	904,498
Gray Television, Inc., 144A, 7.0%, 5/15/2027 (b)		450,000	435,561
Iliad Holding SASU:
REG S, 5.625%, 10/15/2028	EUR	945,000	1,030,397
144A, 6.5%, 10/15/2026		1,482,000	1,485,069
144A, 6.875%, 4/15/2031	EUR	200,000	222,675
LCPR Senior Secured Financing DAC:
144A, 5.125%, 7/15/2029		200,000	166,410
144A, 6.75%, 10/15/2027		864,000	805,199
Level 3 Financing, Inc.:
144A, 4.0%, 4/15/2031		270,000	171,474
144A, 10.75%, 12/15/2030		960,000	990,000
Match Group Holdings II LLC, 144A, 5.0%, 12/15/2027		1,035,000	1,006,500
Matterhorn Telecom SA, REG S, 3.125%, 9/15/2026	EUR	875,000	930,397
Nexstar Media, Inc., 144A, 4.75%, 11/1/2028 (b)		785,000	722,257
Optics Bidco SpA, Series 2033, 144A, 6.375%, 11/15/2033		732,000	717,726
Sable International Finance Ltd., 144A, 5.75%, 9/7/2027		1,200,000	1,169,949

Sirius XM Radio, Inc.:
144A, 3.125%, 9/1/2026		1,060,000	1,007,065
144A, 4.0%, 7/15/2028		450,000	412,989
Stagwell Global LLC, 144A, 5.625%, 8/15/2029		775,000	730,758
TEGNA, Inc., 4.625%, 3/15/2028		1,065,000	977,072
Telecom Italia Capital SA, 6.375%, 11/15/2033		593,000	577,865
Telefonica Europe BV, REG S, 6.135%, Perpetual	EUR	300,000	343,015
Telenet Finance Luxembourg Notes SARL, 144A, 5.5%, 3/1/2028		1,600,000	1,525,440
Virgin Media Finance PLC, 144A, 5.0%, 7/15/2030		1,464,000	1,233,767
Virgin Media Secured Finance PLC, 144A, 5.5%, 5/15/2029		2,715,000	2,528,620
Vodafone Group PLC:
REG S, 6.25%, 10/3/2078		250,000	249,688
7.0%, 4/4/2079		3,690,000	3,819,999
Windstream Escrow LLC, 144A, 7.75%, 8/15/2028		300,000	289,384
Zayo Group Holdings, Inc., 144A, 4.0%, 3/1/2027 (b)		470,000	399,672
Zegona Finance PLC, 144A, 8.625%, 7/15/2029		641,000	653,900
Ziggo Bond Co. BV, 144A, 3.375%, 2/28/2030	EUR	1,750,000	1,657,233
Ziggo BV:
144A, 2.875%, 1/15/2030	EUR	1,060,000	1,040,548
144A, 4.875%, 1/15/2030		525,000	477,957
			46,130,743
Consumer Discretionary 16.9%
1011778 BC ULC, 144A, 4.0%, 10/15/2030		2,925,000	2,609,026
888 Acquisitions Ltd., REG S, 7.558%, 7/15/2027	EUR	400,000	417,748
Affinity Interactive, 144A, 6.875%, 12/15/2027		800,000	697,533
Allwyn International AS, REG S, 3.875%, 2/15/2027	EUR	800,000	853,883
American Axle & Manufacturing, Inc., 5.0%, 10/1/2029 (b)		1,390,000	1,274,871
Birkenstock Financing SARL, 144A, 5.25%, 4/30/2029	EUR	1,178,000	1,285,089
Caesars Entertainment, Inc., 144A, 4.625%, 10/15/2029 (b)		310,000	288,010
Carnival Corp.:
144A, 5.75%, 3/1/2027		2,285,000	2,273,608
144A, 6.0%, 5/1/2029		635,000	633,457
Carvana Co., 144A, 14.0%, 6/1/2031 (b)		810,000	943,202
Champions Financing, Inc., 144A, 8.75%, 2/15/2029		720,000	734,362
Clarios Global LP:
144A, 4.375%, 5/15/2026	EUR	1,870,000	2,020,407
REG S, 4.375%, 5/15/2026	EUR	1,850,000	1,998,799
Dana Financing Luxembourg SARL, REG S, 8.5%, 7/15/2031	EUR	1,220,000	1,430,398
Fertitta Entertainment LLC, 144A, 6.75%, 1/15/2030		255,000	226,255
Forvia SE, REG S, 2.375%, 6/15/2027	EUR	1,245,000	1,279,398
Genting New York LLC, 144A, 3.3%, 2/15/2026		605,000	582,611
Global Auto Holdings Ltd., 144A, 8.375%, 1/15/2029		715,000	697,898
Goodyear Europe BV, REG S, 2.75%, 8/15/2028	EUR	1,000,000	981,714
Goodyear Tire & Rubber Co., 5.0%, 5/31/2026		430,000	424,223
IHO Verwaltungs GmbH, REG S, 8.75%, 5/15/2028, 8.75% Cash or 9.5% PIK	EUR	1,880,000	2,174,511
International Game Technology PLC:
REG S, 3.5%, 6/15/2026	EUR	200,000	215,504
144A, 4.125%, 4/15/2026		1,790,000	1,755,027
Jaguar Land Rover Automotive PLC:
144A, 4.5%, 10/1/2027		1,935,000	1,848,922
144A, 5.875%, 1/15/2028		1,300,000	1,287,173
Lithia Motors, Inc., 144A, 4.375%, 1/15/2031		1,180,000	1,059,134
Macy's Retail Holdings LLC:
4.5%, 12/15/2034		325,000	275,940
144A, 5.875%, 3/15/2030		93,000	89,264

Melco Resorts Finance Ltd.:
144A, 4.875%, 6/6/2025		820,000	806,441
144A, 5.375%, 12/4/2029		495,000	445,126
Midwest Gaming Borrower LLC, 144A, 4.875%, 5/1/2029		1,200,000	1,133,132
NCL Corp. Ltd.:
144A, 5.875%, 3/15/2026		1,005,000	1,000,508
144A, 8.125%, 1/15/2029		410,000	435,865
Newell Brands, Inc., 5.7%, 4/1/2026		1,050,000	1,047,491
PetSmart, Inc., 144A, 7.75%, 2/15/2029		650,000	630,871
Punch Finance PLC, 144A, 6.125%, 6/30/2026	GBP	370,000	469,161
QVC, Inc., 4.45%, 2/15/2025		645,000	637,576
Rakuten Group, Inc., 144A, 9.75%, 4/15/2029		1,860,000	1,969,111
Raptor Acquisition Corp., 144A, 4.875%, 11/1/2026		2,790,000	2,721,000
Royal Caribbean Cruises Ltd.:
3.7%, 3/15/2028		490,000	461,754
144A, 4.25%, 7/1/2026		340,000	331,142
144A, 5.375%, 7/15/2027		1,298,000	1,290,384
Staples, Inc., 144A, 10.75%, 9/1/2029		458,000	443,648
Stonegate Pub Co. Financing 2019 PLC, REG S, 8.25%, 7/31/2025	GBP	375,000	482,154
Tenneco, Inc., 144A, 8.0%, 11/17/2028		470,000	426,554
TopBuild Corp., 144A, 4.125%, 2/15/2032		530,000	477,428
Travel & Leisure Co., 144A, 6.625%, 7/31/2026		815,000	822,521
TUI Cruises GmbH, REG S, 6.5%, 5/15/2026	EUR	1,320,554	1,439,531
Windsor Holdings III LLC, 144A, 8.5%, 6/15/2030		630,000	663,079
Wynn Macau Ltd., 144A, 5.5%, 1/15/2026		1,485,000	1,460,242
ZF Europe Finance BV:
REG S, 2.0%, 2/23/2026	EUR	600,000	625,582
REG S, 3.0%, 10/23/2029	EUR	1,700,000	1,690,725
ZF North America Capital, Inc.:
144A, 6.75%, 4/23/2030		565,000	575,554
144A, 6.875%, 4/23/2032		635,000	656,532
			53,501,079
Consumer Staples 1.9%
Coty, Inc.:
144A, 4.5%, 5/15/2027	EUR	600,000	655,159
144A, 4.75%, 1/15/2029		3,265,000	3,123,966
Fiesta Purchaser, Inc., 144A, 7.875%, 3/1/2031		735,000	766,736
Sigma Holdco BV:
REG S, 5.75%, 5/15/2026	EUR	478,516	509,400
144A, 7.875%, 5/15/2026		214,000	211,861
Triton Water Holdings, Inc., 144A, 6.25%, 4/1/2029		795,000	770,295
			6,037,417
Energy 14.9%
Antero Midstream Partners LP:
144A, 5.375%, 6/15/2029		820,000	801,799
144A, 5.75%, 1/15/2028		770,000	764,822
144A, 6.625%, 2/1/2032		665,000	678,451
Ascent Resources Utica Holdings LLC:
144A, 5.875%, 6/30/2029		605,000	593,382
144A, 8.25%, 12/31/2028		1,330,000	1,365,304
Baytex Energy Corp., 144A, 8.5%, 4/30/2030		1,030,000	1,087,190
Buckeye Partners LP, 144A, 6.875%, 7/1/2029		970,000	985,436
California Resources Corp., 144A, 8.25%, 6/15/2029		580,000	593,940

Civitas Resources, Inc.:
144A, 8.375%, 7/1/2028	1,010,000	1,060,411
144A, 8.625%, 11/1/2030	270,000	291,629
144A, 8.75%, 7/1/2031	1,180,000	1,268,946
CNX Resources Corp.:
144A, 6.0%, 1/15/2029	630,000	623,612
144A, 7.25%, 3/1/2032	130,000	134,297
Comstock Resources, Inc., 144A, 5.875%, 1/15/2030	235,000	218,590
Crescent Energy Finance LLC, 144A, 7.375%, 1/15/2033	1,280,000	1,297,631
Encino Acquisition Partners Holdings LLC, 144A, 8.75%, 5/1/2031	345,000	362,178
EQM Midstream Partners LP:
144A, 4.5%, 1/15/2029	405,000	388,071
144A, 4.75%, 1/15/2031	1,015,000	958,354
Global Partners LP, 144A, 8.25%, 1/15/2032	460,000	472,537
Harvest Midstream I LP, 144A, 7.5%, 9/1/2028	815,000	834,030
Hess Midstream Operations LP, 144A, 4.25%, 2/15/2030	2,445,000	2,269,244
Hilcorp Energy I LP, 144A, 5.75%, 2/1/2029	330,000	324,470
Howard Midstream Energy Partners LLC:
144A, 7.375%, 7/15/2032	647,000	666,360
144A, 8.875%, 7/15/2028	670,000	713,187
Kodiak Gas Services LLC, 144A, 7.25%, 2/15/2029	780,000	802,380
Kraken Oil & Gas Partners LLC, 144A, 7.625%, 8/15/2029	792,000	799,594
Matador Resources Co.:
144A, 6.5%, 4/15/2032	130,000	130,665
144A, 6.875%, 4/15/2028	250,000	254,937
Moss Creek Resources Holdings, Inc., 144A, 10.5%, 5/15/2027	685,000	700,636
Nabors Industries Ltd., 144A, 7.5%, 1/15/2028	655,000	643,601
Nabors Industries, Inc., 144A, 8.875%, 8/15/2031	166,000	169,353
New Fortress Energy, Inc.:
144A, 6.5%, 9/30/2026	370,000	344,043
144A, 6.75%, 9/15/2025	270,000	265,439
NGL Energy Operating LLC:
144A, 8.125%, 2/15/2029	790,000	800,630
144A, 8.375%, 2/15/2032	630,000	643,766
Northern Oil & Gas, Inc., 144A, 8.125%, 3/1/2028	155,000	158,158
NuStar Logistics LP, 6.375%, 10/1/2030	1,725,000	1,760,499
PBF Holding Co. LLC, 144A, 7.875%, 9/15/2030	430,000	445,348
Permian Resources Operating LLC:
144A, 5.375%, 1/15/2026	650,000	648,865
144A, 6.25%, 2/1/2033 (c)	396,000	398,979
144A, 7.0%, 1/15/2032	500,000	517,692
Precision Drilling Corp., 144A, 6.875%, 1/15/2029	410,000	409,899
Seadrill Finance Ltd., 144A, 8.375%, 8/1/2030	945,000	996,055
SM Energy Co.:
5.625%, 6/1/2025	1,280,000	1,279,308
144A, 7.0%, 8/1/2032	692,000	699,502
Southwestern Energy Co., 4.75%, 2/1/2032	720,000	672,833
Summit Midstream Holdings LLC, 144A, 8.625%, 10/31/2029	476,000	486,645
Sunoco LP:
4.5%, 4/30/2030	2,080,000	1,940,826
144A, 7.25%, 5/1/2032	310,000	322,261
Tallgrass Energy Partners LP:
144A, 6.0%, 3/1/2027	355,000	352,444
144A, 7.375%, 2/15/2029	625,000	633,198
Talos Production, Inc.:
144A, 9.0%, 2/1/2029	595,000	626,932
144A, 9.375%, 2/1/2031	150,000	158,977
Transocean Aquila Ltd., 144A, 8.0%, 9/30/2028	615,000	626,645

Transocean Titan Financing Ltd., 144A, 8.375%, 2/1/2028		680,000	707,208
Transocean, Inc.:
144A, 8.25%, 5/15/2029		485,000	495,219
144A, 8.75%, 2/15/2030		765,000	803,583
Venture Global Calcasieu Pass LLC, 144A, 6.25%, 1/15/2030		985,000	1,011,597
Venture Global LNG, Inc.:
144A, 7.0%, 1/15/2030		305,000	308,185
144A, 8.125%, 6/1/2028		750,000	781,078
144A, 8.375%, 6/1/2031		860,000	903,746
144A, 9.5%, 2/1/2029		460,000	511,745
Vital Energy, Inc.:
144A, 7.75%, 7/31/2029		200,000	202,256
144A, 7.875%, 4/15/2032		2,000,000	2,034,330
Weatherford International Ltd., 144A, 8.625%, 4/30/2030		2,069,000	2,153,672
			47,356,600
Financials 2.2%
Ardonagh Finco Ltd., REG S, 6.875%, 2/15/2031	EUR	145,000	155,357
Boost Newco Borrower LLC, 144A, 8.5%, 1/15/2031	GBP	160,000	221,372
FirstCash, Inc., 144A, 4.625%, 9/1/2028		705,000	673,558
Freedom Mortgage Corp.:
144A, 6.625%, 1/15/2027		325,000	318,562
144A, 7.625%, 5/1/2026		955,000	956,054
144A, 12.0%, 10/1/2028		285,000	306,640
Icahn Enterprises LP, 5.25%, 5/15/2027		515,000	493,931
Intesa Sanpaolo SpA, 144A, 5.71%, 1/15/2026		1,350,000	1,348,569
Ladder Capital Finance Holdings LLLP, 144A, 5.25%, 10/1/2025		365,000	363,245
Macquarie Airfinance Holdings Ltd., 144A, 6.5%, 3/26/2031		300,000	311,339
NCR Atleos Corp., 144A, 9.5%, 4/1/2029		560,000	611,757
Panther Escrow Issuer LLC, 144A, 7.125%, 6/1/2031		280,000	287,311
PennyMac Financial Services, Inc., 144A, 5.375%, 10/15/2025		645,000	641,138
Starwood Property Trust, Inc., 144A, 7.25%, 4/1/2029		320,000	329,103
			7,017,936
Health Care 6.0%
1375209 BC Ltd., 144A, 9.0%, 1/30/2028 (b)		470,000	445,588
Acadia Healthcare Co., Inc., 144A, 5.0%, 4/15/2029		100,000	95,749
AdaptHealth LLC, 144A, 4.625%, 8/1/2029		835,000	745,353
Bausch Health Companies, Inc.:
144A, 5.5%, 11/1/2025		453,000	424,280
144A, 6.125%, 2/1/2027		1,870,000	1,590,304
Bayer AG, REG S, 5.375%, 3/25/2082	EUR	700,000	731,060
Catalent Pharma Solutions, Inc.:
REG S, 2.375%, 3/1/2028	EUR	740,000	774,121
144A, 3.125%, 2/15/2029		630,000	608,254
Community Health Systems, Inc.:
144A, 4.75%, 2/15/2031		1,400,000	1,151,487
144A, 5.25%, 5/15/2030		300,000	261,622
144A, 5.625%, 3/15/2027		1,135,000	1,086,824
144A, 6.0%, 1/15/2029		330,000	306,390
144A, 6.125%, 4/1/2030		460,000	349,049
Concentra Escrow Issuer Corp., 144A, 6.875%, 7/15/2032		295,000	303,943
Embecta Corp., 144A, 5.0%, 2/15/2030		660,000	565,341
Endo Finance Holdings, Inc., 144A, 8.5%, 4/15/2031		680,000	716,666
Fortrea Holdings, Inc., 144A, 7.5%, 7/1/2030 (b)		430,000	436,163
LifePoint Health, Inc.:
144A, 5.375%, 1/15/2029		940,000	851,593
144A, 10.0%, 6/1/2032		320,000	339,610

Medline Borrower LP, 144A, 5.25%, 10/1/2029		340,000	328,642
Organon & Co.:
REG S, 2.875%, 4/30/2028	EUR	300,000	309,298
144A, 5.125%, 4/30/2031		1,257,000	1,156,813
Star Parent, Inc., 144A, 9.0%, 10/1/2030		365,000	389,511
Surgery Center Holdings, Inc., 144A, 7.25%, 4/15/2032 (b)		270,000	278,842
Tenet Healthcare Corp., 6.875%, 11/15/2031		2,000,000	2,140,784
Teva Pharmaceutical Finance Netherlands II BV:
4.375%, 5/9/2030	EUR	975,000	1,037,402
7.375%, 9/15/2029	EUR	390,000	472,727
Teva Pharmaceutical Finance Netherlands III BV:
4.1%, 10/1/2046		445,000	313,385
8.125%, 9/15/2031 (b)		860,000	965,617
			19,176,418
Industrials 13.0%
ADT Security Corp., 144A, 4.875%, 7/15/2032		550,000	511,339
Allied Universal Holdco LLC:
144A, 4.625%, 6/1/2028		1,125,000	1,038,604
144A, 6.0%, 6/1/2029 (b)		715,000	622,975
144A, 9.75%, 7/15/2027		320,000	319,730
American Airlines, Inc., 144A, 5.5%, 4/20/2026		1,015,000	1,008,204
AmeriTex HoldCo Intermediate LLC, 144A, 10.25%, 10/15/2028 (b)		700,000	744,241
AMN Healthcare, Inc., 144A, 4.625%, 10/1/2027		1,225,000	1,176,756
Artera Services LLC, 144A, 8.5%, 2/15/2031		360,000	369,096
ASGN, Inc., 144A, 4.625%, 5/15/2028		460,000	440,766
ATS Corp., 144A, 4.125%, 12/15/2028		1,370,000	1,268,209
Beacon Roofing Supply, Inc., 144A, 4.5%, 11/15/2026		1,445,000	1,402,545
Block, Inc.:
3.5%, 6/1/2031		1,120,000	971,489
144A, 6.5%, 5/15/2032		1,020,000	1,036,526
Boels Topholding BV, REG S, 6.25%, 2/15/2029	EUR	800,000	897,510
Bombardier, Inc., 144A, 6.0%, 2/15/2028		465,000	463,665
Brand Industrial Services, Inc., 144A, 10.375%, 8/1/2030		490,000	538,081
Brightline East LLC, 144A, 11.0%, 1/31/2030		270,000	245,658
Builders FirstSource, Inc., 144A, 6.375%, 3/1/2034		2,125,000	2,143,250
Camelot Return Merger Sub, Inc., 144A, 8.75%, 8/1/2028		155,000	154,103
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031		440,000	444,982
Cornerstone Building Brands, Inc., 144A, 6.125%, 1/15/2029		190,000	156,563
EMRLD Borrower LP:
144A, 6.375%, 12/15/2030	EUR	470,000	531,829
REG S, 6.375%, 12/15/2030	EUR	720,000	814,717
144A, 6.625%, 12/15/2030		330,000	336,195
Energizer Gamma Acquisition BV, REG S, 3.5%, 6/30/2029	EUR	1,220,000	1,227,173
Enviri Corp., 144A, 5.75%, 7/31/2027		615,000	596,707
Garda World Security Corp.:
144A, 8.25%, 8/1/2032		320,000	320,456
144A, 9.5%, 11/1/2027		565,000	568,568
GFL Environmental, Inc.:
144A, 4.0%, 8/1/2028		1,270,000	1,193,790
144A, 6.75%, 1/15/2031		1,280,000	1,316,242
Husky Injection Molding Systems Ltd., 144A, 9.0%, 2/15/2029		420,000	431,329
International Consolidated Airlines Group SA, REG S, 3.75%, 3/25/2029	EUR	1,400,000	1,500,885
James Hardie International Finance DAC, REG S, 3.625%, 10/1/2026	EUR	730,000	783,912
Madison IAQ LLC, 144A, 5.875%, 6/30/2029		445,000	416,608
Masterbrand, Inc., 144A, 7.0%, 7/15/2032		835,000	857,884
Neptune Bidco U.S., Inc., 144A, 9.29%, 4/15/2029		1,330,000	1,302,560
NESCO Holdings II, Inc., 144A, 5.5%, 4/15/2029		535,000	497,943

Paprec Holding SA, REG S, 3.5%, 7/1/2028	EUR	700,000	729,610
Prime Security Services Borrower LLC:
144A, 3.375%, 8/31/2027		760,000	709,213
144A, 6.25%, 1/15/2028		300,000	299,014
Signature Aviation U.S. Holdings, Inc., 144A, 4.0%, 3/1/2028		1,395,000	1,250,269
Spirit AeroSystems, Inc., 144A, 9.375%, 11/30/2029		500,000	541,151
Stena International SA, 144A, 7.25%, 1/15/2031		1,600,000	1,636,747
TK Elevator Holdco GmbH, REG S, 6.625%, 7/15/2028	EUR	1,066,500	1,123,651
TK Elevator Midco GmbH, 144A, 4.375%, 7/15/2027	EUR	1,975,000	2,088,261
TransDigm, Inc., 144A, 6.375%, 3/1/2029		210,000	213,906
Triumph Group, Inc., 144A, 9.0%, 3/15/2028		694,000	730,984
United Airlines, Inc., 144A, 4.625%, 4/15/2029		500,000	472,519
Verisure Holding AB, REG S, 3.25%, 2/15/2027	EUR	1,550,000	1,623,120
VistaJet Malta Finance PLC, 144A, 6.375%, 2/1/2030 (b)		385,000	306,682
Wrangler Holdco Corp., 144A, 6.625%, 4/1/2032		940,000	943,534
			41,319,751
Information Technology 3.3%
Ahead DB Holdings LLC, 144A, 6.625%, 5/1/2028 (b)		760,000	722,874
Amentum Escrow Corp., 144A, 7.25%, 8/1/2032 (c)		304,000	310,478
AthenaHealth Group, Inc., 144A, 6.5%, 2/15/2030		1,295,000	1,220,970
Capstone Borrower, Inc., 144A, 8.0%, 6/15/2030		735,000	761,382
Cloud Software Group, Inc.:
144A, 8.25%, 6/30/2032		660,000	684,752
144A, 9.0%, 9/30/2029		2,020,000	2,008,700
Dye & Durham Ltd., 144A, 8.625%, 4/15/2029		300,000	306,976
EquipmentShare.com, Inc.:
144A, 8.625%, 5/15/2032		80,000	83,061
144A, 9.0%, 5/15/2028		850,000	874,924
McAfee Corp., 144A, 7.375%, 2/15/2030		1,355,000	1,263,953
Open Text Corp., 144A, 3.875%, 2/15/2028		705,000	658,126
Playtika Holding Corp., 144A, 4.25%, 3/15/2029		500,000	444,256
Rocket Software, Inc.:
144A, 6.5%, 2/15/2029		170,000	153,553
144A, 9.0%, 11/28/2028		300,000	308,776
Western Digital Corp., 3.1%, 2/1/2032		830,000	683,075
			10,485,856
Materials 15.7%
Ahlstrom Holding 3 Oy, 144A, 4.875%, 2/4/2028		1,340,000	1,259,554
Alcoa Nederland Holding BV, 144A, 7.125%, 3/15/2031		1,510,000	1,558,658
Ardagh Metal Packaging Finance USA LLC, REG S, 3.0%, 9/1/2029	EUR	575,000	511,214
Ardagh Packaging Finance PLC, 144A, 4.125%, 8/15/2026 (b)		1,055,000	892,204
Arsenal AIC Parent LLC, 144A, 11.5%, 10/1/2031		425,000	474,897
Ashland, Inc., 144A, 3.375%, 9/1/2031		875,000	753,995
Axalta Coating Systems LLC, 144A, 3.375%, 2/15/2029		770,000	700,914
Calderys Financing LLC, 144A, 11.25%, 6/1/2028		540,000	577,523
Chemours Co., 4.0%, 5/15/2026	EUR	2,255,000	2,375,179
Clearwater Paper Corp., 144A, 4.75%, 8/15/2028		395,000	372,960
Cleveland-Cliffs, Inc., 144A, 4.875%, 3/1/2031		600,000	547,612
Clydesdale Acquisition Holdings, Inc., 144A, 8.75%, 4/15/2030 (b)		890,000	873,446
Consolidated Energy Finance SA:
REG S, 5.0%, 10/15/2028	EUR	500,000	458,961
144A, 5.625%, 10/15/2028		900,000	719,304
Constellium SE:
144A, 3.75%, 4/15/2029		2,512,000	2,292,290
REG S, 4.25%, 2/15/2026	EUR	305,000	330,229
144A, 5.625%, 6/15/2028		811,000	797,334

Element Solutions, Inc., 144A, 3.875%, 9/1/2028		845,000	782,745
First Quantum Minerals Ltd.:
144A, 6.875%, 10/15/2027		320,000	314,646
144A, 9.375%, 3/1/2029		300,000	315,524
FMG Resources August 2006 Pty Ltd., 144A, 4.375%, 4/1/2031		2,350,000	2,124,066
Graphic Packaging International LLC, REG S, 2.625%, 2/1/2029	EUR	925,000	929,892
Hudbay Minerals, Inc.:
144A, 4.5%, 4/1/2026		1,715,000	1,677,134
144A, 6.125%, 4/1/2029		3,100,000	3,099,433
IAMGOLD Corp., 144A, 5.75%, 10/15/2028		785,000	754,732
INEOS Quattro Finance 2 PLC, REG S, 8.5%, 3/15/2029	EUR	475,000	546,828
Kleopatra Finco SARL, REG S, 4.25%, 3/1/2026	EUR	490,000	474,621
Kronos International, Inc.:
REG S, 3.75%, 9/15/2025	EUR	204,000	218,571
REG S, 9.5%, 3/15/2029	EUR	1,229,000	1,439,817
LABL, Inc.:
144A, 8.25%, 11/1/2029		550,000	481,895
144A, 9.5%, 11/1/2028		150,000	151,536
144A, 10.5%, 7/15/2027		425,000	413,963
Lenzing AG, REG S, 5.75%, Perpetual	EUR	400,000	404,761
LSF11 A5 HoldCo LLC, 144A, 6.625%, 10/15/2029		580,000	554,987
Mauser Packaging Solutions Holding Co.:
144A, 7.875%, 8/15/2026		1,230,000	1,245,185
144A, 9.25%, 4/15/2027 (b)		220,000	220,296
Methanex Corp.:
5.25%, 12/15/2029 (b)		370,000	360,086
5.65%, 12/1/2044		540,000	471,373
Mineral Resources Ltd., 144A, 9.25%, 10/1/2028		1,790,000	1,903,600
NOVA Chemicals Corp., 144A, 8.5%, 11/15/2028		710,000	753,542
Novelis Corp.:
144A, 3.25%, 11/15/2026		650,000	618,403
144A, 4.75%, 1/30/2030		1,255,000	1,185,809
Novelis Sheet Ingot GmbH, REG S, 3.375%, 4/15/2029	EUR	620,000	637,375
Olin Corp., 5.0%, 2/1/2030		2,665,000	2,539,238
Olympus Water U.S. Holding Corp.:
REG S, 3.875%, 10/1/2028	EUR	395,000	403,849
144A, 5.375%, 10/1/2029	EUR	150,000	148,369
144A, 9.75%, 11/15/2028		1,765,000	1,875,611
Pro-Gest SpA, REG S, 3.25%, 12/15/2024* (d)	EUR	825,000	251,339
SCIH Salt Holdings, Inc., 144A, 6.625%, 5/1/2029 (b)		270,000	254,530
SCIL IV LLC, 144A, 5.375%, 11/1/2026		2,045,000	1,998,115
Sealed Air Corp., 144A, 6.875%, 7/15/2033		700,000	736,555
SK Invictus Intermediate II SARL, 144A, 5.0%, 10/30/2029		545,000	507,715
SNF Group SACA, 144A, 3.125%, 3/15/2027		1,400,000	1,294,672
Taseko Mines Ltd., 144A, 8.25%, 5/1/2030		745,000	763,892
Trident TPI Holdings, Inc., 144A, 12.75%, 12/31/2028		90,000	98,382
Vibrantz Technologies, Inc., 144A, 9.0%, 2/15/2030 (b)		885,000	792,186
WEPA Hygieneprodukte GmbH, REG S, 5.625%, 1/15/2031	EUR	500,000	548,611
			49,790,158
Real Estate 1.3%
Iron Mountain, Inc.:
144A, (REIT), 4.875%, 9/15/2027		990,000	966,690
144A, (REIT), 4.875%, 9/15/2029		555,000	530,277
MPT Operating Partnership LP, (REIT), 3.325%, 3/24/2025	EUR	1,560,000	1,597,988
Peach Property Finance GmbH, 144A, 4.375%, 11/15/2025	EUR	500,000	470,102
Uniti Group LP, 144A, (REIT), 4.75%, 4/15/2028		565,000	487,951
			4,053,008

Utilities 5.8%
Calpine Corp., 144A, 4.5%, 2/15/2028		1,900,000	1,820,100
Edison International, 8.125%, 6/15/2053		430,000	450,485
EDP SA, REG S, 5.943%, 4/23/2083	EUR	800,000	900,432
Electricite de France SA:
REG S, 3.375%, Perpetual	EUR	2,400,000	2,321,426
144A, 9.125%, Perpetual		1,130,000	1,251,963
Ferrellgas LP, 144A, 5.875%, 4/1/2029		655,000	610,158
NextEra Energy Operating Partners LP, 144A, 7.25%, 1/15/2029 (b)		505,000	524,559
NRG Energy, Inc.:
144A, 3.625%, 2/15/2031		1,705,000	1,491,883
144A, 3.875%, 2/15/2032		570,000	497,801
Pattern Energy Operations LP, 144A, 4.5%, 8/15/2028		965,000	910,649
Talen Energy Supply LLC, 144A, 8.625%, 6/1/2030		570,000	614,248
TerraForm Power Operating LLC, 144A, 4.75%, 1/15/2030		1,220,000	1,132,727
Topaz Solar Farms LLC, 144A, 5.75%, 9/30/2039		282,395	274,982
TransAlta Corp., 7.75%, 11/15/2029		800,000	839,322
Veolia Environnement SA, REG S, 2.5%, Perpetual	EUR	1,000,000	982,142
Vistra Corp., 144A, 7.0%, Perpetual		835,000	839,796
Vistra Operations Co. LLC:
144A, 4.375%, 5/1/2029		740,000	698,279
144A, 6.875%, 4/15/2032		590,000	607,241
144A, 7.75%, 10/15/2031		1,570,000	1,659,105
			18,427,298
Total Corporate Bonds (Cost $304,310,988)			303,296,264

Government & Agency Obligations 0.5%
U.S. Treasury Obligations
U.S. Treasury Bills:
5.167% (e), 9/26/2024 (f)		900,000	892,638
5.193% (e), 9/26/2024		100,000	99,182
5.195% (e), 9/26/2024		600,000	595,092
Total Government & Agency Obligations (Cost 1,587,111)			1,586,912

Loan Participations and Assignments 0.1%
Senior Loan (g)
Sabre GLBL, Inc., First Lien Term Loan B, 30-day average SOFR + 5.0%, 10.444%, 6/30/2028 (Cost $324,925)		350,000	328,750

	Shares	Value ($)

Exchange-Traded Funds 1.2%
iShares Broad USD High Yield Corporate Bond ETF	36,093	1,331,832
SPDR Bloomberg High Yield Bond ETF (b)	26,848	2,573,112
Total Exchange-Traded Funds (Cost $3,731,569)		3,904,944

Common Stocks 0.0%
Industrials
Quad Graphics, Inc. (Cost $0)	388	1,773

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (h) (Cost $239,283)	1,219	59,174

Securities Lending Collateral 4.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j) (Cost $12,678,880)	12,678,880	12,678,880

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.37% (i) (Cost $4,572,222)	4,572,222	4,572,222

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $327,444,978)	102.8	326,428,919
Other Assets and Liabilities, Net	(2.8)	(8,748,652)
Net Assets	100.0	317,680,267
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended July 31, 2024 are as follows:
Value ($) at 10/31/2023	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 7/31/2024	Value ($) at 7/31/2024
Securities Lending Collateral 4.0%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 5.24% (i) (j)
17,037,814	—	4,358,934 (k)	—	—	68,593	—	12,678,880	12,678,880
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 5.37% (i)
3,080,849	155,516,599	154,025,226	—	—	246,710	—	4,572,222	4,572,222
20,118,663	155,516,599	158,384,160	—	—	315,303	—	17,251,102	17,251,102

*	Non-income producing security.
(a)	Principal amount stated in U.S. dollars unless otherwise noted.
(b)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at July 31, 2024 amounted to $12,267,550, which is 3.9% of net assets.

(c)	When-issued security.
(d)	Defaulted security or security for which income has been deemed uncollectible.
(e)	Annualized yield at time of purchase; not a coupon rate.
(f)	At July 31, 2024, this security has been pledged, in whole or in part, as collateral for open forward foreign currency exchange contracts.
(g)
Variable or floating rate security. These securities are shown at their current rate as of July 31, 2024. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(h)	Investment was valued using significant unobservable inputs.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(j)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(k)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended July 31, 2024.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

Perpetual: Callable security with no stated maturity date.

PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt

At July 31, 2024, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
EUR	51,206,583	USD	55,564,811	8/30/2024	63,946	State Street Bank and Trust

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
GBP	952,611	USD	1,223,515	8/30/2024	(1,496)	State Street Bank and Trust
Currency Abbreviation(s)

EUR	Euro
GBP	British Pound
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of July 31, 2024 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Corporate Bonds (a)	$—	$303,296,264	$—	$303,296,264
Government & Agency Obligations	—	1,586,912	—	1,586,912
Loan Participations and Assignments	—	328,750	—	328,750
Exchange-Traded Funds	3,904,944	—	—	3,904,944
Common Stocks	1,773	—	—	1,773
Warrants	—	—	59,174	59,174
Short-Term Investments (a)	17,251,102	—	—	17,251,102
Derivatives (b)
Forward Foreign Currency Contracts	—	63,946	—	63,946
Total	$21,157,819	$305,275,872	$59,174	$326,492,865

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Forward Foreign Currency Contracts	$—	$(1,496)	$—	$(1,496)
Total	$—	$(1,496)	$—	$(1,496)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of July 31, 2024 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts
Foreign Exchange Contracts	$62,450
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGHIF-PH3
R-080548-2 (1/25)